Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41382
Entity Registrant Name	i-80 Gold Corp.
Entity Address, Address Line One	5190 Neil Road
Entity Address, Address Line Two	Suite 460
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Amendment Flag	false
Entity Central Index Key	0001853962